Shareholder Report, Average Annual Return (Details)		6 Months Ended		12 Months Ended	55 Months Ended		60 Months Ended	91 Months Ended	93 Months Ended	107 Months Ended	115 Months Ended		120 Months Ended
		Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024 [32]	Oct. 31, 2024 [35]	Oct. 31, 2024 [41]	Oct. 31, 2024		Oct. 31, 2024
American Funds 2070 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[1],[2]	2.17%
American Funds 2070 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2],[3]	7.10%
American Funds 2070 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2],[4]	5.75%
American Funds 2070 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2],[5]	8.50%
American Funds 2070 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2],[6]	8.50%
American Funds 2070 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2],[7]	8.60%
American Funds 2070 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2],[8]	8.50%
American Funds 2070 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2],[9]	8.10%
American Funds 2070 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2],[10]	8.20%
American Funds 2070 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2],[11]	8.20%
American Funds 2070 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2],[12]	8.40%
American Funds 2070 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2],[13]	8.50%
American Funds 2070 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2],[14]	8.50%
American Funds 2070 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2],[15]	8.60%
American Funds 2065 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			23.33%	13.47%	[16]
American Funds 2065 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			28.93%	14.16%	[17]
American Funds 2065 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			28.01%	14.66%	[18]
American Funds 2065 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			30.84%	14.98%	[19]
American Funds 2065 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			31.19%	15.28%	[20]
American Funds 2065 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			31.30%	15.37%	[21]
American Funds 2065 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			29.92%	14.37%	[22]
American Funds 2065 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			29.95%	14.12%	[23]
American Funds 2065 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			30.35%	14.47%	[24]
American Funds 2065 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			30.46%	14.62%	[25]
American Funds 2065 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			30.89%	14.96%	[26]
American Funds 2065 Target Date Retirement Fund - Class R5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			31.10%	15.20%	[27]
American Funds 2065 Target Date Retirement Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			31.30%	15.31%	[28]
American Funds 2065 Target Date Retirement Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			31.30%	15.37%	[29]
American Funds 2060 Target Date Retirement Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			23.37%			9.08%				8.57%	[30]
American Funds 2060 Target Date Retirement Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			28.87%			9.55%				8.57%	[31]
American Funds 2060 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			27.91%			10.07%	9.99%
American Funds 2060 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			30.88%			10.34%				9.24%	[33]
American Funds 2060 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			31.20%			10.65%				9.51%	[34]
American Funds 2060 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			31.28%			10.73%		10.58%
American Funds 2060 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			29.87%			9.53%				8.48%	[36]
American Funds 2060 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			29.83%			9.52%				8.42%	[37]
American Funds 2060 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			30.24%			9.86%				8.80%	[38]
American Funds 2060 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			30.47%			10.03%				8.90%	[39]
American Funds 2060 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			30.85%			10.36%				9.23%	[40]
American Funds 2060 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			31.15%			10.58%			10.13%
American Funds 2060 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			31.25%			10.69%				9.55%	[42]
American Funds 2060 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			31.26%			10.74%				9.61%	[43]
American Funds 2055 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			23.26%			9.09%						8.49%
American Funds 2055 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			28.76%			9.58%						8.47%
American Funds 2055 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			27.74%			10.10%	10.01%
American Funds 2055 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			30.71%			10.36%						9.10%
American Funds 2055 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			31.08%			10.67%						9.40%
American Funds 2055 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			31.14%			10.76%		10.60%
American Funds 2055 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			29.78%			9.55%						8.28%
American Funds 2055 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			29.76%			9.55%						8.31%
American Funds 2055 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			30.11%			9.88%						8.67%
American Funds 2055 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			30.34%			10.05%						8.79%
American Funds 2055 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			30.71%			10.38%						9.11%
American Funds 2055 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			31.00%			10.60%			10.15%
American Funds 2055 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			31.10%			10.72%						9.44%
American Funds 2055 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			31.21%			10.77%						9.49%
American Funds 2050 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			22.91%			9.15%						8.52%
American Funds 2050 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			28.51%			9.63%						8.50%
American Funds 2050 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			27.44%			10.15%	10.04%
American Funds 2050 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			30.40%			10.41%						9.13%
American Funds 2050 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			30.75%			10.71%						9.43%
American Funds 2050 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			30.81%			10.80%		10.63%
American Funds 2050 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			29.41%			9.59%						8.31%
American Funds 2050 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			29.42%			9.60%						8.34%
American Funds 2050 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			29.82%			9.93%						8.69%
American Funds 2050 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			30.02%			10.08%						8.81%
American Funds 2050 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			30.43%			10.42%						9.14%
American Funds 2050 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			30.67%			10.65%			10.17%
American Funds 2050 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			30.80%			10.76%						9.47%
American Funds 2050 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			30.86%			10.82%						9.52%
American Funds 2045 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			22.58%			9.10%						8.47%
American Funds 2045 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			28.09%			9.59%						8.44%
American Funds 2045 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			27.11%			10.10%	9.98%
American Funds 2045 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			30.04%			10.37%						9.07%
American Funds 2045 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			30.36%			10.67%						9.36%
American Funds 2045 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			30.47%			10.78%		10.58%
American Funds 2045 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			29.06%			9.56%						8.25%
American Funds 2045 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			29.04%			9.55%						8.28%
American Funds 2045 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			29.44%			9.89%						8.64%
American Funds 2045 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			29.62%			10.06%						8.75%
American Funds 2045 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			30.06%			10.39%						9.08%
American Funds 2045 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			30.26%			10.60%			10.11%
American Funds 2045 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			30.42%			10.71%						9.41%
American Funds 2045 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			30.43%			10.77%						9.47%
American Funds 2040 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			21.61%			8.88%						8.28%
American Funds 2040 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			27.12%			9.37%						8.27%
American Funds 2040 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			26.13%			9.88%	9.78%
American Funds 2040 Target Date Retirement Fund - Class F1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			29.02%			10.15%						8.89%
American Funds 2040 Target Date Retirement Fund - Class F2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			29.39%			10.45%						9.19%
American Funds 2040 Target Date Retirement Fund - Class F3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			29.53%			10.54%		10.38%
American Funds 2040 Target Date Retirement Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			28.08%			9.33%						8.08%
American Funds 2040 Target Date Retirement Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			28.14%			9.34%						8.11%
American Funds 2040 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			28.52%			9.65%						8.46%
American Funds 2040 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			28.70%			9.82%						8.58%
American Funds 2040 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			29.05%			10.16%						8.91%
American Funds 2040 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			29.37%			10.39%			9.93%
American Funds 2040 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			29.46%			10.48%						9.24%
American Funds 2040 Target Date Retirement Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			29.52%			10.55%						9.29%
American Funds 2035 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			18.71%			7.90%						7.69%
American Funds 2035 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			24.07%			8.39%						7.68%
American Funds 2035 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			23.16%			8.89%	9.03%
American Funds 2035 Target Date Retirement Fund - Class F1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			25.96%			9.15%						8.30%
American Funds 2035 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			26.31%			9.45%						8.59%
American Funds 2035 Target Date Retirement Fund - Class F3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			26.41%			9.56%		9.63%
American Funds 2035 Target Date Retirement Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			25.07%			8.36%						7.49%
American Funds 2035 Target Date Retirement Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			25.08%			8.35%						7.51%
American Funds 2035 Target Date Retirement Fund - Class R2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			25.38%			8.69%						7.87%
American Funds 2035 Target Date Retirement Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			25.64%			8.84%						7.99%
American Funds 2035 Target Date Retirement Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			26.04%			9.18%						8.31%
American Funds 2035 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			26.26%			9.39%			9.25%
American Funds 2035 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			26.39%			9.50%						8.63%
American Funds 2035 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			26.43%			9.56%						8.69%
American Funds 2030 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			16.00%			6.48%						6.64%
American Funds 2030 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			21.15%			6.95%						6.63%
American Funds 2030 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			20.41%			7.46%	7.77%
American Funds 2030 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			23.08%			7.71%						7.24%
American Funds 2030 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			23.39%			8.02%						7.53%
American Funds 2030 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			23.57%			8.11%		8.37%
American Funds 2030 Target Date Retirement Fund - Class R-1[Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			22.19%			6.92%						6.44%
American Funds 2030 Target Date Retirement Fund - Class R-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			22.17%			6.92%						6.46%
American Funds 2030 Target Date Retirement Fund - Class R-2E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			22.54%			7.25%						6.80%
American Funds 2030 Target Date Retirement Fund - Class R-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			22.74%			7.41%						6.94%
American Funds 2030 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			23.08%			7.73%						7.25%
American Funds 2030 Target Date Retirement Fund - Class R-5-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			23.31%			7.95%			8.08%
American Funds 2030 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			23.44%			8.05%						7.58%
American Funds 2030 Target Date Retirement Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			23.48%			8.11%						7.63%
American Funds 2025 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			13.65%			5.46%						5.72%
American Funds 2025 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			18.77%			5.94%						5.71%
American Funds 2025 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class T (with sales charge)
Average Annual Return, Percent	[2]			17.94%			6.45%	6.78%
American Funds 2025 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			20.59%			6.71%						6.33%
American Funds 2025 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			20.97%			7.01%						6.62%
American Funds 2025 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			21.00%			7.09%		7.35%
American Funds 2025 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			19.77%			5.92%						5.53%
American Funds 2025 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			19.76%			5.92%						5.56%
American Funds 2025 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			20.07%			6.23%						5.90%
American Funds 2025 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			20.29%			6.39%						6.02%
American Funds 2025 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			20.62%			6.71%						6.34%
American Funds 2025 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			20.87%			6.93%			7.13%
American Funds 2025 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			21.01%			7.04%						6.66%
American Funds 2025 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			20.98%			7.09%						6.71%
American Funds 2020 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			12.94%			4.76%						5.07%
American Funds 2020 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			17.96%			5.23%						5.05%
American Funds 2020 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			17.13%			5.73%	6.02%
American Funds 2020 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			19.78%			5.97%						5.67%
American Funds 2020 Target Date Retirement Fund - Class F2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			20.12%			6.27%						5.95%
American Funds 2020 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			20.16%			6.36%		6.57%
American Funds 2020 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			18.88%			5.19%						4.88%
American Funds 2020 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			18.91%			5.20%						4.90%
American Funds 2020 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			19.21%			5.51%						5.24%
American Funds 2020 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			19.46%			5.66%						5.37%
American Funds 2020 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			19.80%			5.99%						5.69%
American Funds 2020 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			20.00%			6.20%			6.41%
American Funds 2020 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			20.10%			6.30%						5.99%
American Funds 2020 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			20.26%			6.36%						6.05%
American Funds 2015 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			11.77%			4.36%						4.64%
American Funds 2015 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			16.76%			4.82%						4.62%
American Funds 2015 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			15.85%			5.31%	5.57%
American Funds 2015 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			18.64%			5.57%						5.24%
American Funds 2015 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			18.84%			5.86%						5.52%
American Funds 2015 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			19.08%			5.97%		6.11%
American Funds 2015 Target Date Retirement Fund- Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			17.66%			4.78%						4.44%
American Funds 2015 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			17.68%			4.80%						4.47%
American Funds 2015 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			18.06%			5.11%						4.81%
American Funds 2015 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			18.21%			5.27%						4.93%
American Funds 2015 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			18.51%			5.58%						5.24%
American Funds 2015 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			18.91%			5.80%			6.03%
American Funds 2015 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			18.98%			5.91%						5.56%
American Funds 2015 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			19.04%			5.96%						5.61%
American Funds 2010 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund —Class A (with sales charge)
Average Annual Return, Percent	[2]			10.99%			4.02%						4.31%
American Funds 2010 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund —Class C (with sales charge)
Average Annual Return, Percent	[2]			15.86%			4.47%						4.31%
American Funds 2010 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund —Class T (with sales charge)
Average Annual Return, Percent	[2]			15.12%			4.98%	5.21%
American Funds 2010 Target Date Retirement Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class F-1
Average Annual Return, Percent	[2]			17.80%			5.25%						4.91%
American Funds 2010 Target Date Retirement Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class F-2
Average Annual Return, Percent	[2]			18.03%			5.52%						5.19%
American Funds 2010 Target Date Retirement Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class F-3
Average Annual Return, Percent	[2]			18.18%			5.61%		5.75%
American Funds 2010 Target Date Retirement Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class R-1
Average Annual Return, Percent	[2]			16.89%			4.47%						4.13%
American Funds 2010 Target Date Retirement Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class R-2
Average Annual Return, Percent	[2]			16.94%			4.47%						4.15%
American Funds 2010 Target Date Retirement Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class R-2E
Average Annual Return, Percent	[2]			17.30%			4.77%						4.49%
American Funds 2010 Target Date Retirement Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class R-3
Average Annual Return, Percent	[2]			17.44%			4.92%						4.60%
American Funds 2010 Target Date Retirement Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class R-4
Average Annual Return, Percent	[2]			17.82%			5.24%						4.91%
American Funds 2010 Target Date Retirement Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class R-5E
Average Annual Return, Percent	[2]			18.09%			5.47%			5.70%
American Funds 2010 Target Date Retirement Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class R-5
Average Annual Return, Percent	[2]			18.19%			5.57%						5.24%
American Funds 2010 Target Date Retirement Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund — Class R-6
Average Annual Return, Percent	[2]			18.22%			5.62%						5.29%
Without Sales Load [Member] | American Funds 2070 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[1],[2]	8.40%
Without Sales Load [Member] | American Funds 2070 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2],[3]	8.10%
Without Sales Load [Member] | American Funds 2070 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2070 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2],[4]	8.50%
Without Sales Load [Member] | American Funds 2065 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			30.88%	14.94%	[16]
Without Sales Load [Member] | American Funds 2065 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			29.93%	14.16%	[17]
Without Sales Load [Member] | American Funds 2065 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2065 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			31.25%	15.30%	[18]
Without Sales Load [Member] | American Funds 2060 Target Date Retirement Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			30.87%			10.37%				9.24%	[30]
Without Sales Load [Member] | American Funds 2060 Target Date Retirement Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			29.87%			9.55%				8.57%	[31]
Without Sales Load [Member] | American Funds 2060 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2060 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			31.14%			10.63%	10.36%
Without Sales Load [Member] | American Funds 2055 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			30.76%			10.40%						9.14%
Without Sales Load [Member] | American Funds 2055 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			29.76%			9.58%						8.47%
Without Sales Load [Member] | American Funds 2055 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2055 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			31.03%			10.66%	10.38%
Without Sales Load [Member] | American Funds 2050 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			30.43%			10.45%						9.16%
Without Sales Load [Member] | American Funds 2050 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			29.51%			9.63%						8.50%
Without Sales Load [Member] | American Funds 2050 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2050 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			30.72%			10.71%	10.41%
Without Sales Load [Member] | American Funds 2045 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			30.08%			10.40%						9.11%
Without Sales Load [Member] | American Funds 2045 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			29.09%			9.59%						8.44%
Without Sales Load [Member] | American Funds 2045 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2045 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			30.39%			10.67%	10.35%
Without Sales Load [Member] | American Funds 2040 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			29.07%			10.18%						8.92%
Without Sales Load [Member] | American Funds 2040 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			28.12%			9.37%						8.27%
Without Sales Load [Member] | American Funds 2040 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2040 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			29.38%			10.44%	10.15%
Without Sales Load [Member] | American Funds 2035 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			25.99%			9.19%						8.33%
Without Sales Load [Member] | American Funds 2035 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			25.07%			8.39%						7.68%
Without Sales Load [Member] | American Funds 2035 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2035 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			26.31%			9.44%	9.40%
Without Sales Load [Member] | American Funds 2030 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			23.11%			7.76%						7.27%
Without Sales Load [Member] | American Funds 2030 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			22.15%			6.95%						6.63%
Without Sales Load [Member] | American Funds 2030 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2030 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			23.48%			8.01%	8.13%
Without Sales Load [Member] | American Funds 2025 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			20.59%			6.73%						6.35%
Without Sales Load [Member] | American Funds 2025 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			19.77%			5.94%						5.71%
Without Sales Load [Member] | American Funds 2025 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2025 Target Date Retirement Fund — Class T (without sales charge)
Average Annual Return, Percent	[2]			20.97%			6.99%	7.13%
Without Sales Load [Member] | American Funds 2020 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			19.81%			6.01%						5.69%
Without Sales Load [Member] | American Funds 2020 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			18.96%			5.23%						5.05%
Without Sales Load [Member] | American Funds 2020 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2020 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			20.11%			6.26%	6.37%
Without Sales Load [Member] | American Funds 2015 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			18.63%			5.60%						5.26%
Without Sales Load [Member] | American Funds 2015 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			17.76%			4.82%						4.62%
Without Sales Load [Member] | American Funds 2015 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2015 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			18.83%			5.85%	5.92%
Without Sales Load [Member] | American Funds 2010 Target Date Retirement Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund —Class A (without sales charge)
Average Annual Return, Percent	[2]			17.81%			5.26%						4.93%
Without Sales Load [Member] | American Funds 2010 Target Date Retirement Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund —Class C (without sales charge)
Average Annual Return, Percent	[2]			16.86%			4.47%						4.31%
Without Sales Load [Member] | American Funds 2010 Target Date Retirement Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				American Funds 2010 Target Date Retirement Fund —Class T (without sales charge)
Average Annual Return, Percent	[2]			18.12%			5.51%	5.56%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	[44]	12.02%	[1],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15]	38.02%	21.11%	[16],[17],[18],[19],[20],[21],[22],[23],[24],[25],[26],[27],[28],[29]	15.27%	14.36%	14.43%	13.90%	13.23%	[30],[31],[33],[34],[36],[37],[38],[39],[40],[42],[43]	13.00%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2065+ Index
Average Annual Return, Percent	[44]	8.29%	[1],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15]	30.24%	16.00%	[16],[17],[18],[19],[20],[21],[22],[23],[24],[25],[26],[27],[28],[29]
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2060 Index
Average Annual Return, Percent	[44]			29.84%			10.14%	9.78%	9.88%	9.70%	8.89%	[30],[31],[33],[34],[36],[37],[38],[39],[40],[42],[43]
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2055 Index
Average Annual Return, Percent	[44]			29.69%			10.10%	9.70%	9.80%	9.62%			8.79%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2050 Index
Average Annual Return, Percent	[44]			29.63%			10.04%	9.64%	9.74%	9.54%			8.72%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2045 Index
Average Annual Return, Percent	[44]			28.69%			9.73%	9.40%	9.49%	9.30%			8.50%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2040 Index
Average Annual Return, Percent	[44]			27.29%			9.20%	9.00%	9.09%	8.92%			8.15%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2035 Index
Average Annual Return, Percent	[44]			24.97%			8.31%	8.31%	8.40%	8.28%			7.59%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2030 Index
Average Annual Return, Percent	[44]			22.37%			7.24%	7.45%	7.54%	7.48%			6.86%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2025 Index
Average Annual Return, Percent	[44]			19.78%			6.22%	6.61%	6.70%	6.69%			6.15%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2020 Index
Average Annual Return, Percent	[44]			19.00%			5.44%	5.90%	5.99%	6.00%			5.54%
S&P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2015 Index
Average Annual Return, Percent	[44]			17.62%			5.07%	5.51%	5.59%	5.58%			5.15%
S&P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Date 2010 Index
Average Annual Return, Percent	[44]			16.80%			4.65%	5.10%	5.16%	5.12%			4.71%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[44]	4.00%	[1],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15]	10.55%	(0.79%)	[16],[17],[18],[19],[20],[21],[22],[23],[24],[25],[26],[27],[28],[29]	(0.23%)	1.31%	1.40%	1.50%	1.31%	[30],[31],[33],[34],[36],[37],[38],[39],[40],[42],[43]	1.49%

[1]	Class A shares were first offered on May 3, 2024.
[2]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[3]	Class C shares were first offered on May 3, 2024.
[4]	Class T shares were first offered on May 3, 2024.
[5]	Class F-1 shares were first offered on May 3, 2024.
[6]	Class F-2 shares were first offered on May 3, 2024.
[7]	Class F-3 shares were first offered on May 3, 2024.
[8]	Class R-1 shares were first offered on May 3, 2024.
[9]	Class R-2 shares were first offered on May 3, 2024.
[10]	Class R-2E shares were first offered on May 3, 2024.
[11]	Class R-3 shares were first offered on May 3, 2024.
[12]	Class R-4 shares were first offered on May 3, 2024.
[13]	Class R-5E shares were first offered on May 3, 2024.
[14]	Class R-5 shares were first offered on May 3, 2024.
[15]	Class R-6 shares were first offered on May 3, 2024.
[16]	Class A shares were first offered on March 27, 2020.
[17]	Class C shares were first offered on March 27, 2020.
[18]	Class T shares were first offered on March 27, 2020.
[19]	Class F-1 shares were first offered on March 27, 2020.
[20]	Class F-2 shares were first offered on March 27, 2020.
[21]	Class F-3 shares were first offered on March 27, 2020.
[22]	Class R-1 shares were first offered on March 27, 2020.
[23]	Class R-2 shares were first offered on March 27, 2020.
[24]	Class R-2E shares were first offered on March 27, 2020.
[25]	Class R-3 shares were first offered on March 27, 2020.
[26]	Class R-4 shares were first offered on March 27, 2020.
[27]	Class R-5E shares were first offered on March 27, 2020.
[28]	Class R-5 shares were first offered on March 27, 2020.
[29]	Class R-6 shares were first offered on March 27, 2020.
[30]	Class A shares were first offered on March 27, 2015.
[31]	Class C shares were first offered on March 27, 2015.
[32]	Class T shares were first offered on April 7, 2017.
[33]	Class F-1 shares were first offered on March 27, 2015.
[34]	Class F-2 shares were first offered on March 27, 2015.
[35]	Class F-3 shares were first offered on January 27, 2017.
[36]	Class R-1 shares were first offered on March 27, 2015.
[37]	Class R-2 shares were first offered on March 27, 2015.
[38]	Class R-2E shares were first offered on March 27, 2015.
[39]	Class R-3 shares were first offered on March 27, 2015.
[40]	Class R-4 shares were first offered on March 27, 2015.
[41]	Class R-5E shares were first offered on November 20, 2015.
[42]	Class R-5 shares were first offered on March 27, 2015.
[43]	Class R-6 shares were first offered on March 27, 2015.
[44]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.